Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax recovery	$ 3	$ 2
Deferred tax liability (asset)	352	477
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(56)	(109)
Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(28)	(52)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (28)	(57)
Mexican tax authorities (the "SAT")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Payment for income tax settlement, including interest charges		46
Payment for income tax settlement, interest charges		16
Deferred income tax recovery		$ 5